April 24, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Eubel Brady & Suttman Mutual Fund Trust

Ladies and Gentlemen:

On behalf of Eubel Brady & Suttman Mutual Fund Trust, we hereby file, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Trust's registration statement on Form N-1A.

Please contact the undersigned at (513) 587-3406 with your comments on this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Director of Fund Administration